Significant subsidiaries	6 Months Ended
Jun. 30, 2020
Significant subsidiaries
Significant subsidiaries

22.          Significant subsidiaries

	Country of
	incorporation	June 30, 2020	December 31, 2019
Headhunter LLC	Russia	100%	100%
Zemenik LLC	Russia	100%	100%
Headhunter FSU Limited	Cyprus	100%	100%
Headhunter KZ LLC	Kazakhstan	66%	66%
100 Rabot TUT LLC*	Belarus	50%	50%

*The Group includes the operations of 100 Rabot TUT LLC in its condensed consolidated interim financial information because it has the power to direct the operations of the subsidiary at its own discretion and for its own benefit through the representation of the majority of the Board members by the directors of the Company. See note 26.